Risk Report - Asset Quality - Legal Claims (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Legal Claims [Abstract]
Amounts outstanding on financial assets written off and still subject to enforcement activity	€ 295	€ 152